Long-Term Debt (Summary Of Long-Term Debt) (Details) - CAD ($) $ in Millions	Oct. 30, 2020	Aug. 31, 2020	Dec. 24, 2019	Dec. 09, 2019	Aug. 31, 2019	Feb. 28, 2018	Aug. 31, 2004
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 4,599			$ 5,350
Less current portion		1			1,251
Non-current portion		$ 4,547			4,057
Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		4.05%
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		2.81%
Fixed rate senior notes 5.65% due October 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%	5.65%
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.69%
Fixed rate senior notes 5.50% due December 7, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%		5.50%	5.50%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.55%
Fixed rate senior notes 3.15% due February 19, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%		3.15%	3.15%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.17%
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.84%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.40%
Fixed rate senior notes 3.30% due December 10, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.30%
Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.41%
Fixed rate senior notes 2.90% due December 9, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.92%
Fixed rate senior notes 6.75% due November 9, 2039 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.89%
Fixed rate senior notes 4.25% due December 9, 2049 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%			4.25%
Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.33%
Burrard Landing Lot 2 Holdings Partnership [Member] | Fixed interest rate | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.683%				4.14%	6.31%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 4,548			5,308
Less current portion		1			1,251
Non-current portion		4,547			4,057
Long-term debt at amortized cost [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4,499			5,258
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			1,250
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			299
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		498			498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		499			498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		298			298
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		496			496
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		495			0
Long-term debt at amortized cost [Member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		496			0
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1,421			1,420
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		296			0
Long-term debt at amortized cost [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		49			50
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		51			42
Less current portion		0			1
Non-current portion		51			41
Adjustment for Finance Costs [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		51			42
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		2			2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1			2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		2			2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4			4
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		5			0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4			0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		29			30
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4			0
Adjustment for Finance Costs [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			0
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4,599			5,350
Less current portion		1			1,252
Non-current portion		4,598			4,098
Long-term Debt Repayable at Maturity [member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4,550			5,300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			1,250
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		0			300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500			500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500			500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		300			300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500			500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500			0
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500			0
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1,450			1,450
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		300			0
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 49			$ 50